Lease Commitments	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Lease Commitments [Text Block]
12. Lease Commitments

The Company leases its facility under an operating lease beginning April 2012 through March 2017. The Company also has one equipment operating lease with a term of five years.

Future minimum rental payments are as follows for the year ending December 31, 2015:

Year ending	Future minimum rental payments
2015 (payment in arrears)	$27,938
2016	172,428
2017	46,707
2018	4,800
2019 & Thereafter	4,000

Rent expense totals $274,580 for the year ended December 2015 and $371,198 for 2014. As of September 30, 2015, the Company consolidated into one facility. As a result of the consolidation, rent expense declined from 2014 to 2015.